CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating activities
Cash generated from operating activities		¥ 39,728	¥ 21,174	[1]	¥ 23,478	[1]
Interest received		67	131	[1]	119	[1]
Interest paid		(7,014)	(4,255)	[1]	(3,758)	[1]
Income tax paid		(1,606)	(1,662)	[1]	(2,107)	[1]
Net cash generated from operating activities		31,175	15,388	[1]	17,732	[1]
Investing activities
Acquisition of subsidiaries, net of cash acquired		176	6	[1]	(682)	[1]
Proceeds from disposal of property, plant and equipment and land use right		814	3,550	[1]	5,922	[1]
Proceeds from sale of a joint venture		0	0	[1]	7	[1]
Proceeds from disposal of other financial assets		492	0	[1]	0	[1]
Acquisition of other financial assets		(50)	(440)	[1]	0	[1]
Dividends received from associates		84	114	[1]	195	[1]
Dividends received from joint ventures		177	144	[1]	9	[1]
Dividends received from other investments in equity securities and available-for-sale financial assets		0	0	[1]	18	[1]
Dividends received from other investments in equity and other non-current financial assets		22	20	[1]	0	[1]
Acquisition of term deposits		(43)	(264)	[1]	(313)	[1]
Proceeds from maturity of term deposits		264	313	[1]	568	[1]
Acquisition of property, plant and equipment and other assets		(15,622)	(24,033)	[1]	(13,846)	[1]
Capital injection into associates		(500)	0	[1]	(185)	[1]
Acquisition of an associate		(386)	0	[1]	0	[1]
Payments for aircraft lease deposits		(6)	(53)	[1]	(40)	[1]
Refunds of aircraft lease deposits		151	126	[1]	111	[1]
Net cash used in investing activities		(14,427)	(20,517)	[1]	(8,236)	[1]
Financing activities
Dividends paid to equity shareholders of the Company		(613)	(1,009)	[1]	(982)	[1]
Proceeds from issuance of shares		0	10,908	[1]	1,321	[1]
Proceeds from bank borrowings		33,985	34,385	[1]	42,854	[1]
Proceeds from corporate bonds		7,497	2,000	[1]	0	[1]
Proceeds from issuance of ultra-short-term financing bills		43,489	5,500	[1]	1,000	[1]
Repayment of bank borrowings		(50,374)	(34,260)	[1]	(18,311)	[1]
Capital Element Of Lease Rentals Paid		(17,784)	0	[1]	0	[1]
Repayment of principal under finance lease obligations		0	(10,433)	[1]	(9,835)	[1]
Repayment of ultra-short-term financing bills		(25,000)	(1,500)	[1]	(22,986)	[1]
Repayment of corporate bonds		(12,951)	(345)	[1]	0	[1]
Capital injections by non-controlling interests in subsidiaries		0	72	[1]	404	[1]
Dividends paid to non-controlling interests		(82)	(98)	[1]	(261)	[1]
Net cash (used in)/generated from financing activities		(21,833)	5,220	[1]	(6,796)	[1]
Net (decrease)/increase in cash and cash equivalents		(5,085)	91	[1]	2,700	[1]
Cash and cash equivalents at January 1	[1]	6,928	6,826		4,152
Exchange gain/(loss) on cash and cash equivalents		6	11	[1]	(26)	[1]
Cash and cash equivalents at December 31		¥ 1,849	¥ 6,928	[1]	¥ 6,826	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).